Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets
Schedule of other assets

	At December 31,	At December 31,
	2025	2024
Energy well equipment, net	$6.4	$5.6
Right-of-use assets, net	4.2	4.5
Debt issue costs	1.1	1.4
Furniture and fixtures, net	0.7	0.4
Deposits related to CRA audits	—	42.5
	$12.4	$54.4